Fair value of assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Fair value of assets and liabilities
Fair value of financial instruments, grouped by the fair value level of hierarchy and techniques

	At December 31, 2022
($ in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Capital provision assets
Derivative financial assets
Single case	-	-	792,745	792,745
Portfolio	-	-	2,022,406	2,022,406
Portfolio with equity risk	-	-	99,406	99,406
Legal risk management	-	-	3,201	3,201
Non-derivative financial assets
Joint ventures and equity method investments	-	-	159,225	159,225
Single case with equity risk	8,745	-	-	8,745
Assets of consolidated investment companies
Complex strategies (Strategic Value Fund)	-	-	12,657	12,657
Litigation finance (BOF-C)	10,000	-	526,575	536,575
Litigation finance (Advantage fund)	-	-	100,596	100,596
Due from settlement of capital provision assets	-	-	116,582	116,582
Marketable securities
Asset-backed securities	-	32,933	-	32,933
Corporate bonds	-	79,899	-	79,899
Mutual funds	6,033	-	-	6,033
US treasuries and commercial paper	14,806	-	-	14,806
Foreign Government Bonds	-	2,687	-	2,687
Total assets	39,584	115,519	3,833,393	3,988,496

Liabilities:
Financial liabilities related to third-party interests in capital provision assets	-	-	425,205	425,205
Total liabilities	-	-	425,205	425,205
Net total	39,584	115,519	3,408,188	3,563,291

	(as restated)
	At December 31, 2021
($ in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Capital provision assets
Derivative financial instruments
Single case	-	-	655,674	655,674
Portfolio	-	-	1,752,137	1,752,137
Portfolio with equity risk	-	-	200,484	200,484
Legal risk management	-	-	2,567	2,567
Non-derivative financial assets
Joint ventures and equity method investments	-	-	162,103	162,103
Other	-	-	2,083	2,083
Assets of consolidated investment companies
Complex strategies (Strategic Value Fund)	-	-	12,855	12,855
Litigation finance (BOF-C)	-	-	329,360	329,360
Due from settlement of capital provision assets	-	-	86,311	86,311
Marketable securities
Asset-backed securities	-	56,285	-	56,285
Corporate bonds	-	84,003	-	84,003
Mutual funds	10,636	8,912	-	19,548
US treasuries and commercial paper	15,500	-	-	15,500
Total assets	26,136	149,200	3,203,574	3,378,910

Liabilities:
Financial liabilities related to third-party interests in capital provision assets	-	-	424,733	424,733
Total liabilities	-	-	424,733	424,733
Net total	26,136	149,200	2,778,841	2,954,177

	(as restated)
	At December 31, 2020
($ in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Capital provision assets
Derivative financial instruments
Single case	-	-	623,309	623,309
Portfolio	-	-	1,677,885	1,677,885
Legal risk management	-	-	2,238	2,238
Non-derivative financial assets
Joint ventures and equity method investments	-	-	139,041	139,041
Other	-	-	2,083	2,083
Assets of consolidated investment companies
Complex strategies (Strategic Value Fund)	-	-	85,166	85,166
Litigation finance (BOF-C)	-	-	184,592	184,592
Due from settlement of capital provision assets	-	-	30,708	30,708
Marketable securities
Corporate bonds	-	5,137	-	5,137
Mutual funds	11,457		-	11,457
Total assets	11,457	5,137	2,745,022	2,761,616

Liabilities:
Financial liabilities related to third-party interests in capital provision assets	-	-	424,965	424,965
Total liabilities	-	-	424,965	424,965
Net total	11,457	5,137	2,320,057	2,336,651

Schedule of analysis of the movements in the level 3 financial assets and liabilities

	For the year ended December 31, 2022
			Transfers				Foreign	At
	At beginning	Transfers	between			Income for	exchange	end of
($ in thousands)	of period	into Level 3	types	Deployments	Realizations	the period	gains/(losses)	period
Single case	655,674	-	(1,916)	161,785	(45,371)	28,243	(5,670)	792,745
Portfolio	1,752,137	-	1,916	272,796	(138,277)	135,962	(2,128)	2,022,406
Portfolio with equity risk	200,484	-	-	366	(157,191)	55,747	-	99,406
Legal risk management	2,567	-	-	130	-	718	(214)	3,201
Joint ventures and equity method investments	162,103	-	-	7,864	(5,916)	(1,627)	(3,199)	159,225
Complex strategies (Strategic Value Fund)	12,855	-	-	-	(1,663)	1,465	-	12,657
Litigation finance (BOF-C)	329,360	-	-	132,006	(53,358)	118,563	4	526,575
Litigation finance (Advantage Fund)	-	-	-	121,896	(22,875)	1,575	-	100,596
Other	2,083	-	-	-	(2,083)	-	-	-
Total capital provision assets	3,117,263	-	-	696,843	(426,734)	340,646	(11,207)	3,716,811
Due from settlement of capital provision assets	86,311	-	-	426,734	(396,465)	-	2	116,582
Total Level 3 assets	3,203,574	-	-	1,123,577	(823,199)	340,646	(11,205)	3,833,393

Financial liabilities for third-party interests in capital provision assets	424,733	-	-	29	(52)	495	-	425,205
Total Level 3 liabilities	424,733	-	-	29	(52)	495	-	425,205

	(as restated)
	For the year ended December 31, 2021
			Transfers				Foreign	At
	At beginning	Transfers	between			Income for	exchange	end of
($ in thousands)	of period	into level 3	types	Deployments	Realizations	the period	gains/(losses)	period
Single case	623,309	-	(2,727)	133,131	(206,573)	109,125	(591)	655,674
Portfolio	1,677,885	-	2,727	84,074	(59,070)	49,857	(3,336)	1,752,137
Legal risk management	2,238	-	-	156	-	367	(194)	2,567
Portfolio with equity risk	-	-	-	212,384	-	(11,900)	-	200,484
Joint ventures and equity method investments	139,041	-	-	19,327	(1,799)	16,838	(11,304)	162,103
Other	2,083	-	-	-	-	(85)	85	2,083
Complex strategies	85,166	-	-	-	(81,022)	8,711	-	12,855
Litigation finance (BOF-C)	184,592	-	-	224,893	(106,684)	26,498	61	329,360
Total capital provision assets	2,714,314	-	-	673,965	(455,148)	199,411	(15,279)	3,117,263
Due from settlement of capital provision assets	30,708	-	-	455,148	(399,705)	160	-	86,311
Total Level 3 assets	2,745,022	-	-	1,129,113	(854,853)	199,571	(15,279)	3,203,574

Financial liabilities for third-party interests in capital provision assets	424,965	-	-	-	(37)	(195)	-	424,733
Total Level 3 liabilities	424,965	-	-	-	(37)	(195)	-	424,733

	(as restated)
	For the year ended December 31, 2020
			Transfers				Foreign	At
	At beginning	Transfers	between			Income for	exchange	end of
($ in thousands)	of period	into Level 3	types	Deployments	Realizations	the period	gains/(losses)	period
Single case	433,040	-	47,597	125,463	(166,461)	180,864	2,806	623,309
Portfolio	1,606,411	-	38,531	89,119	(172,925)	114,952	1,797	1,677,885
Legal risk management	1,676	-	-	-	-	384	178	2,238
Asset recovery	86,128	-	(86,128)	-	-	-	-	-
Joint ventures and equity method investments	124,546	-	-	11,373	(1,314)	(5,922)	10,358	139,041
Other	2,083	-	-	-	-	-	-	2,083
Complex strategies	192,356	49,950	-	-	(173,049)	15,909	-	85,166
Litigation finance (BOF-C)	111,311	-	-	71,188	(19,663)	21,776	(20)	184,592
Total capital provision assets	2,557,551	49,950	-	297,143	(533,412)	327,963	15,119	2,714,314
Due from settlement of capital provision assets	52,514	-	-	526,588	(548,593)	199	-	30,708
Total Level 3 assets	2,610,065	49,950	-	823,731	(1,082,005)	328,162	15,119	2,745,022

Financial liabilities for third-party interests in capital provision assets	419,645	-	-	224	-	5,096	-	424,965
Total Level 3 liabilities	419,645	-	-	224	-	5,096	-	424,965

Schedule of key unobservable inputs

	At December 31, 2022
Type	Fair value	Principal value technique	Unobservable input	Min	Max	Weighted avg
Single	$ 3,061,594	Discounted cash flow	Discount rate	5.8%	7.9%	7.3%
Portfolio			Duration (years)	0.2	8.2	3.4
Joint ventures and equity method			Adjusted risk premium	0.0%	94.2%	38.1%
Legal risk management			Positive case milestone factor:
Litigation finance (BOF-C)			Significant ruling or other objective event prior to trial court judgment	5%	40%	20%
Financial liabilities related to			Trial court judgment or tribunal award	4%	60%	53%
third party interests in capital			Appeal judgment	60%	80%	67%
provision assets			Asset Freeze	20%	20%	20%
			Settlement	40%	80%	76%
			Portfolios with multiple factors	1%	100%	14%
			Other	100%	100%	100%
			Negative case milestone factor:
			Significant ruling or other objective event prior to trial court judgment	(10)%	(60)%	(13)%
			Trial court judgment or tribunal award	(55)%	(60)%	(56)%
			Appeal judgment	(80)%	(80)%	(80)%
			Portfolios with multiple factors	(50)%	(50)%	(50)%

Litigation finance	$ 100,596	Discounted cash flow	Discount rate	7.3%	7.4%	7.4%
(Advantage Fund)			Duration (years)	0.7	3.7	2.5

Portfolio with equity risk	$ 116,759	Discounted cash flow	Discount rate	16.5%	16.5%	16.5%
			Duration (years)	1.8	3.8	2.8
			Conversion ratio	2.6	2.6	2.6

Due from settlement of capital provision assets	$ 116,582	Discounted cash flow	Collection risk	0%	100%	0%

Complex strategies and other	$ 12,657

Level 3 assets and liabilities, net	$ 3,408,188

	(as restated)
	At December 31, 2021
Type	Fair value	Principal value technique	Unobservable input	Min	Max	Weighted avg
Single	$ 2,442,380	Discounted cash flow	Discount rate	3.9%	6.6%	5.8%
Portfolio			Duration (years)	0.2	8.3	4.4
Joint ventures and equity method			Adjusted risk premium	0.0%	97.3%	36.0%
Legal risk management			Positive case milestone factor:
Litigation finance (BOF-C)			Significant ruling or other objective event prior to trial court judgment	5%	40%	22%
Financial liabilities related to			Trial court judgment or tribunal award	50%	60%	58%
third party interests in capital			Appeal judgment	52%	80%	58%
provision assets			Asset Freeze	20%	20%	20%
			Settlement	10%	80%	69%
			Portfolios with multiple factors	1%	100%	12%
			Other	100%	100%	100%
			Negative case milestone factor:
			Significant ruling or other objective event prior to trial court judgment	(60)%	(60)%	(60)%
			Trial court judgment or tribunal award	(55)%	(60)%	(56)%
			Appeal judgment	(80)%	(80)%	(80)%
			Portfolios with multiple factors	(50)%	(82)%	(54)%
Portfolio with equity risk	$ 235,212	Discounted cash flow	Discount rate	12.9%	12.9%	12.9%
			Duration (years)	0.8	5.8	3.2
			Conversion ratio	5.4	5.4	5.4

Due from settlement of capital provision assets	$ 86,311	Discounted cash flow	Collection risk	0%	0%	0%

Complex strategies and other	$ 14,938

Level 3 assets and liabilities, net	$ 2,778,841

	(as restated)
	At December 31, 2020
Type	Fair value	Principal value technique	Unobservable input	Min	Max	Weighted avg
Single	$ 2,202,100	Discounted cash flow	Discount rate	3.8%	6.0%	5.0%
Portfolio			Duration (years)	0.5	9.3	5.3
Joint ventures and equity method			Adjusted risk premium	0.0%	99.3%	34.8%
Legal risk management			Positive case milestone factor:
Litigation finance (BOF-C)			Significant ruling or other objective event prior to trial court judgment	5%	40%	33%
Financial liabilities related to			Trial court judgment or tribunal award	20%	60%	51%
third party interests in capital			Appeal judgment	80%	80%	80%
provision assets			Exhaustion of as-of-right appeals	80%	80%	80%
			Asset Freeze	20%	50%	41%
			Settlement	40%	80%	74%
			Portfolios with multiple factors	4%	100%	11%
			Other	100%	100%	100%
			Negative case milestone factor:
			Significant ruling or other objective event prior to trial court judgment	(60)%	(60)%	(60)%
			Trial court judgment or tribunal award	(50)%	(50)%	(50)%
			Appeal judgment	(80)%	(82)%	(80)%

Due from settlement of capital provision assets	$ 30,708	Discounted cash flow	Collection risk	0%	0%	0%

Complex strategies and other	$ 87,249

Level 3 assets and liabilities, net	$ 2,320,057

Schedule of increase (decrease) in consolidated income and net assets due change in actual interest rates

($ in thousands)	At December 31, 2022
Hypothetical change:
100 bps lower interest rates	128,125
50 bps lower interest rates	56,557
100 bps higher interest rates	(121,583)
50 bps higher interest rates	(63,562)